        As filed with the Securities and Exchange Commission on October 25, 2001
                                       Securities Act Registration No. 333-61416


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-effective Amendment No.                       Post-effective Amendment No. 1
                            ----
                        (Check appropriate box or boxes)

                         AIM INVESTMENT SECURITIES FUNDS
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                11 Greenway Plaza
                                    Suite 100
                                Houston, TX 77046
                  ---------------------------------------------
                    (Address of Principal Executive Offices)
                  Registrant's Telephone Number: (713) 626-1919

Name and Address of Agent for Service:    Copy to:

CAROL F. RELIHAN, ESQUIRE                 THOMAS H. DUNCAN, ESQUIRE
A I M Advisors, Inc.                      Ballard Spahr Andrews & Ingersoll, LLP
11 Greenway Plaza                         1225 17th Street
Suite 100                                 Suite 2300
Houston, TX 77046                         Denver, CO 80202

         Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

         It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b)(1)(v).

         No filing fee is due in reliance on Section 24(f) of the Investment Company Act of 1940.

         In accordance with the guidance provided in the comment letter to the registrants dated February 15, 1996, this Post-effective Amendment to Registration Statement on Form N-14 is being filed to file a copy of Exhibit 12, the opinion of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders discussed in the prospectus previously filed under Registration No. 333-61416. This Post-effective Amendment consists of the facing page, this page, Item 16 from Part C of the Registration Statement marked to show revisions, a signature page, exhibit index and the exhibit described therein.

PART C.       OTHER INFORMATION

Item 16.      Exhibits

1        (a)   (1) Amended and Restated Agreement and Declaration of Trust of
               Registrant was filed electronically as an Exhibit to Post-effective Amendment No. 10 on November 18, 1998, and is hereby incorporated by reference.

               (2) First Amendment, dated March 8, 2000, to the Amended and Restated Agreement and Declaration of Trust of Registrant was filed electronically as an Exhibit to Post-effective Amendment No. 13 on March 10, 2000, and is hereby incorporated by reference.

               (3) Amendment No. 2, dated May 10, 2000, to the Amended and Restated Agreement and Declaration of Trust of Registrant was filed electronically as an Exhibit to Post-effective Amendment No. 13 on May 25, 2000, and is hereby incorporated by reference.

2        (a)   (1) Amended and Restated Bylaws of Registrant, effective November
               5, 1998, were filed electronically as an Exhibit to Post-effective Amendment No. 10 on November 18, 1998, and is hereby incorporated by reference.

               (2) First Amendment to the Amended and Restated Bylaws of Registrant, effective June 9, 1999, was filed electronically as an Exhibit to Post-effective Amendment No. 11 on October 14, 1999, and is hereby incorporated by reference.

               (3) Amendment No. 2 to the Amended and Restated Bylaws of Registrant, effective June 14, 2000, was filed electronically as an Exhibit to Post-effective Amendment No. 14 on November 15, 2000, and is hereby incorporated by reference.

3              Voting Trust Agreements - None.


4 Form of Agreement and Plan of Reorganization between the Registrant and AIM Tax-Exempt Funds was filed electronically as Appendix I to the Combined Proxy Statement and Prospectus contained in the Registration Statement on Form N-14 filed on May 11, 2001, and is hereby incorporated by reference.


5 Articles II, VI, VII and VIII of the Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV and VI of the Amended and Restated Bylaws define the rights of holders of shares were filed electronically as an Exhibit to Post-effective Amendment No. 10 on November 18, 1998 and are hereby incorporated by reference.

6        (a)   Master Investment Advisory Agreement, dated June 1, 2000, between
               Registrant and A I M Advisors, Inc. was is filed herewith electronically as an Exhibit to Post-effective Amendment No. 14 on November 15, 2000, and is hereby incorporated by reference.

7        (a)   Second Amended and Restated Master Distribution Agreement, dated
               June 1, 2000, between Registrant (on behalf of Registrant's Class
               A Shares, Class C Shares and AIM Cash Reserve Shares) and A I M
               Distributors, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 14 on November 15, 2000, and is hereby incorporated by reference.

         (b) Form of Third Amended and Restated Master Distribution Agreement, between Registrant (on behalf of Registrant's Class A Shares, Class C Shares, AIM Cash Reserve Shares and Institutional Class Shares) and A I M Distributors, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 14 on November 15, 2000, and is hereby incorporated by reference.

         (c) Master Distribution Agreement between Registrant (on behalf of Registrant's Class B shares) and A I M Distributors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 10 on November 18, 1998, and is hereby incorporated by reference.

         (d) Master Distribution Agreement, dated February 28, 1997, between Registrant (on behalf of the Institutional Shares of AIM Limited Maturity Treasury Fund) and Fund Management Company was filed electronically as an Exhibit to Post-effective Amendment No. 8 on November 21, 1997, and is hereby incorporated by reference.

         (e) Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers was filed electronically as an Exhibit to Post-effective Amendment No. 10 on November 18, 1998, and is hereby incorporated by reference.

         (f) Form of Bank Selling Group Agreement between A I M Distributors, Inc. and banks was filed electronically as an Exhibit to Post-effective Amendment No. 10 on November 18, 1998, and is hereby incorporated by reference.

         (g) Form of Service Agreement for Certain Retirement Plans between Fund Management Company and Plan Providers was filed electronically as an Exhibit to Post-effective Amendment No. 6 on November 17, 1995, and is hereby incorporated by reference.

8        (a)   AIM Funds Retirement Plan for Eligible Directors/Trustees as
               restated March 7, 2000, was filed electronically as an Exhibit to Post-effective Amendment No. 14 on November 15, 2000, and is hereby incorporated by reference.

         (b) Form of AIM Funds Director Deferred Compensation Agreement, as amended March 7, 2000, was filed electronically as an Exhibit to Post-effective Amendment No. 14 on November 15, 2000, and is hereby incorporated by reference.

9        (a)   (1) Second Amended and Restated Custody Agreement between
               Short-Term Investments Co. (on behalf of its Limited Maturity
               Treasury Portfolio) and The Bank of New York was filed as an Exhibit to Registrant's Post-effective Amendment No. 5 on
               November 30, 1994, and was filed electronically as an Exhibit to Post-Effective Amendment No.7 on November 21, 1996, and is hereby incorporated by reference.

               (2) Amendment to Second Amended and Restated Custody Agreement between Short-Term Investments Co. (on behalf of its Limited Maturity Treasury Portfolio) and The Bank of New York was filed as an Exhibit to Registrant's Post-effective Amendment No. 5 on November 30, 1994, and was filed electronically as an Exhibit to Post-effective Amendment No. 7 on November 21, 1996, and is hereby incorporated by reference.

               (3) Assignment and Acceptance of Assignment of Custody Agreement between Registrant (on behalf of its Limited Maturity Treasury Portfolio) and Short-Term Investments Co. (on behalf of its Limited Maturity Treasury Portfolio) was filed as an Exhibit to Registrant's Post-effective Amendment No. 5 on November 30, 1994, and was filed electronically as an Exhibit to Post-effective Amendment No. 7 on November 21, 1996, and is hereby incorporated by reference.

               (4) Letter Agreement, dated June 1, 2000, between Registrant (on behalf of its AIM Municipal Bond Fund) and The Bank of New York, was filed electronically as an Exhibit to Post-effective Amendment No. 14 on November 15, 2000, and is hereby incorporated by reference.

               (5) Letter Agreement, dated August 30, 2000, between Registrant (on behalf of its AIM Money Market Fund) and The Bank of New York, was filed electronically as an Exhibit to Post-effective Amendment No. 14 on November 15, 2000, and is hereby incorporated by reference.

         (b) (1) Master Custodian Contract, dated May 1, 2000, between Registrant (on behalf of AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund and AIM Intermediate Government Fund) and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-effective Amendment No. 14 on November 15, 2000, and is hereby incorporated by reference.

               (2) Amendment to Custodian Contract, dated May 1, 2000, between Registrant (on behalf of AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund and AIM Intermediate Government Fund) and State Street Bank and Trust Company was filed electronically as an Exhibit to Post-effective Amendment No. 14 on November 15, 2000, and is hereby incorporated by reference.

         (c) (1) Subcustodian Agreement with Texas Commerce Bank, dated September 9, 1994, among Texas Commerce Bank National Association, State Street Bank and Trust Company, A I M Fund Services, Inc. and Registrant was filed electronically as an Exhibit to Post-effective Amendment No. 7 on November 21, 1996, and is hereby incorporated by reference.

               (2) Amendment No. 1, dated October 2, 1998, to the Subcustodian Agreement with Texas Commerce Bank, dated September 9, 1994, among Texas Commerce Bank National Association, State Street Bank and Trust Company, A I M Fund Services, Inc. and Registrant was filed electronically as an Exhibit to Post-effective Amendment No. 13 on March 10, 2000, and is hereby incorporated by reference.

         (d) (1) Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-Effective Amendment No. 11 on October 14, 1999, and is hereby incorporated by reference.

               (2) Amendment No. 1, dated September 28, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 11 on October 14, 1999, and is hereby incorporated by reference.

               (3) Amendment No. 2, dated as of December 14, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 11 on October 14, 1999, and is hereby incorporated by reference.

               (4) Amendment No. 3, dated as of December 22, 1998, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 11 on October 14, 1999, and is hereby incorporated by reference.

               (5) Amendment No. 4, dated as of January 26, 1999, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 11 on October 14, 1999, and is hereby incorporated by reference.

               (6) Amendment No. 5, dated as of March 1, 1999, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 11 on October 14, 1999, and is hereby incorporated by reference.

               (7) Amendment No. 6, dated as of March 18, 1999, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 11 on October 14, 1999, and is hereby incorporated by reference.

               (8) Amendment No. 7, dated November 15, 1999, to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 9, 1998, between Registrant and A I M Advisors, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 13 on March 10, 2000, and is hereby incorporated by reference.

10       (a)   Fourth Amended and Restated Master Distribution Plan, dated July
               1, 2000, for Registrant's Class A Shares, Class C Shares and AIM
               Cash Reserve Shares was filed electronically as an Exhibit to Post-effective Amendment No. 14 on November 15, 2000, and is hereby incorporated by reference.

         (b) (1) Master Distribution Plan for Registrant's Class B shares was filed electronically as an Exhibit to Post-effective Amendment No. 10 on November 18, 1998, and is hereby incorporated by reference.

               (2) Amendment No. 1 to Master Distribution Plan, dated July 1, 2000, for Registrant's Class B Shares was filed electronically as an Exhibit to Post-effective Amendment No. 14 on November 15, 2000, and is hereby incorporated by reference.

         (c) (1) Form of Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-effective Amendment No. 11 on October 14, 1999, and is hereby incorporated by reference.

               (2) Form of Bank Shareholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-effective Amendment No. 11 on October 14, 1999, and is hereby incorporated by reference.

               (3) Form of Agency Pricing Agreement (for the Retail Classes) to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-effective Amendment No. 11 on October 14, 1999, and is hereby incorporated by reference.

               (4) Forms of Service Agreements for Bank Trust Departments and for Brokers for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-effective Amendment No. 11 on October 14, 1999, and is hereby incorporated by reference.

               (5) Form of Variable Group Annuity Contractholder Service Agreement to be used in connection with Registrant's Master Distribution Plan was filed electronically as an Exhibit to Post-effective Amendment No. 11 on October 14, 1999, and is hereby incorporated by reference.

               (6) Form of Shareholder Service Agreement for Shares of the AIM Mutual Funds was filed electronically as an Exhibit to Post-effective Amendment No. 14 on November 15, 2000, and is hereby incorporated by reference.

         (d) Third Amended and Restated Multiple Class Plan, effective as of August 5, 1999, was filed electronically as an Exhibit to Post-effective Amendment No. 11 on October 14, 1999, and is hereby incorporated by reference.


11 Opinion and Consent of Ballard Spahr Andrews & Ingersoll, LLP, as to the legality of the securities being registered was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on May 11, 2001, and is hereby incorporated by reference.



12 Opinion of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders is filed herewith electronically.


13       (a)   Master Administrative Services Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 14 on November 15, 2000, and is hereby incorporated by reference.

         (b) (1) Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group (formerly The Shareholder Services Group, Inc.) was filed electronically as an Exhibit to Post-effective Amendment No. 6 on November 17, 1995, and is hereby incorporated by reference.

               (2) Amendment No. 1 Remote Access and Related Services Agreement, dated October 4, 1995, between Registrant and First Data Investor Services Group (formerly The Shareholder Services Group, Inc). was filed electronically as an Exhibit to Post-effective Amendment No. 6 on November 17, 1995, and is hereby incorporated by reference.

               (3) Addendum No. 2 to Remote Access and Related Services Agreement, dated October 12, 1995, between Registrant and First Data Investor Services Group (formerly The Shareholder Services Group, Inc.) was filed electronically as an Exhibit to Post-effective Amendment No. 6 on November 17, 1995, and is hereby incorporated by reference.

               (4) Amendment No. 3 to Remote Access and Related Services Agreement, dated February 1, 1997 between Registrant and First Data Investor Services Group was filed electronically as an Exhibit to Post-effective Amendment No. 8 on November 21, 1997, and is hereby incorporated by reference.

               (5) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, between Registrant and First Data Investor Services Group, Inc. was filed as an Exhibit to Post-effective Amendment No. 9 on July 10, 1998, and is hereby incorporated by reference.

               (6) Amendment No. 4 to Remote Access and Related Services Agreement, dated June 30, 1998 between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 10 on November 18, 1998, and is hereby incorporated by reference.

               (7) Amendment No. 5 to Remote Access and Related Services Agreement, dated July 1, 1998 between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 10 on November 18, 1998, and is hereby incorporated by reference.

               (8) Amendment No. 6 to Remote Access and Related Services Agreement, dated August 30, 1999 between Registrant and First Data Investor Services Group, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 13 on March 10, 2000, and is hereby incorporated by reference.

               (9) Amendment No. 7 to Remote Access and Related Services Agreement, dated February 29, 2000, between Registrant and PFPC (formerly known as First Data Investor Services Group, Inc.) was filed electronically as an Exhibit to Post-effective Amendment No. 14 on November 15, 2000, and is hereby incorporated by reference.

               (10) Amendment No. 8 to the Remote Access and Related Services Agreement, dated June 26, 2000, between Registrant and PFPC, was filed electronically as an Exhibit to Post-effective Amendment No. 14 on November 15, 2000, and is hereby incorporated by reference.

               (11) Amendment No. 9 - Restated and Amended Amendment No. 6 to the Remote Access and Related Services Agreement, dated June 26, 2000, between Registrant and PFPC was filed electronically as an Exhibit to Post-effective Amendment No. 14 on November 15, 2000, and is hereby incorporated by reference.

               (12) Amendment No. 10 to the Remote Access and Related Services Agreement, dated July 28, 2000, between Registrant and PFPC was filed electronically as an Exhibit to Post-effective Amendment No. 14 on November 15, 2000, and is hereby incorporated by reference.

         (c) Preferred Registration Technology Escrow Agreement, dated September 10, 1997, between Registrant and First Data Investor Services Group, Inc. was filed as an Exhibit to Post-effective Amendment No. 9 on July 10, 1998, and is hereby incorporated by reference.

         (d) (1) Amended and Restated Transfer Agency and Service Agreement, dated December 29, 1997, between Registrant and A I M Fund Services, Inc. was filed as an Exhibit to Post-effective Amendment No. 9 on July 10, 1998, and is hereby incorporated by reference.

               (2) Amendment No. 1 to the Amended and Restated Transfer Agency and Service Agreement, dated January 1, 1999, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 11 on October 14, 1999, and is hereby incorporated by reference.

               (3) Amendment No. 2 to the Amended and Restated Transfer Agency and Service Agreement, dated July 1, 1999, between Registrant and A I M Fund Services, Inc. was filed electronically as an Exhibit to Post-effective Amendment No. 11 on October 14, 1999 and was filed electronically as an Exhibit to Post-effective Amendment No. 14 on November 15, 2000, and is hereby incorporated by reference.


               (4) Amendment No. 3 to the Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2000, between Registrant and A I M Fund Services, Inc. is hereby incorporated by reference.


         (e) Memorandum of Agreement, dated June 1, 2000, between Registrant and A I M Advisors, Inc., was filed electronically as an Exhibit to Post-effective Amendment No. 14 on November 15, 2000, and is hereby incorporated by reference.


14       (a)   Consents of KPMG, LLP, were filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on May 11, 2001, and is hereby incorporated by reference.



         (b) Consent of Ernst & Young, LLP, was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on May 11, 2001, and is hereby incorporated by reference.


15             Financial Statements omitted - None.

16             Powers of Attorney - None.


17 Form of Proxy related to the Special Meeting of Shareholders of AIM Tax-Exempt Bond Fund of Connecticut was filed electronically as an Exhibit to the Registration Statement on Form N-14 filed on May 11, 2001, and is hereby incorporated by reference.

                                   SIGNATURES

         Pursuant to Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-effective Amendment No. 1 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-effective Amendment on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, State of Texas, on the 25th day of October, 2001.

                                REGISTRANT:  AIM INVESTMENT SECURITIES FUND

                                        By:  /s/ ROBERT H. GRAHAM
                                             -------------------------------
                                                 Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

         SIGNATURES                                            TITLE                                   DATE
         ----------                                            -----                                   ----
/s/ ROBERT H. GRAHAM                               Chairman, Trustee & President                  October 25, 2001
-------------------------------                    (Principal Executive Officer)
    (Robert H. Graham)

/s/ FRANK S. BAYLEY                                           Trustee                             October 25, 2001
-------------------------------
    (Frank S. Bayley)

/s/ BRUCE L. CROCKETT                                         Trustee                             October 25, 2001
-------------------------------
    (Bruce L. Crockett)

/s/ OWEN DALY II                                              Trustee                             October 25, 2001
-------------------------------
    (Owen Daly II)

/s/ ALBERT R. DOWDEN                                          Trustee                             October 25, 2001
-------------------------------
    (Albert R. Dowden)

/s/ EDWARD K. DUNN, JR.                                       Trustee                             October 25, 2001
-------------------------------
    (Edward K. Dunn, Jr.)

/s/ JACK M. FIELDS                                            Trustee                             October 25, 2001
-------------------------------
    (Jack M. Fields)

/s/ CARL FRISCHLING                                           Trustee                             October 25, 2001
-------------------------------
    (Carl Frischling)

/s/ PREMA MATHAI-DAVIS                                        Trustee                             October 25, 2001
-------------------------------
    (Prema Mathai-Davis)

/s/ LEWIS F. PENNOCK                                          Trustee                              October 25, 2001
-------------------------------
    (Lewis F. Pennock)

/s/ RUTH H. QUIGLEY                                           Trustee                              October 25, 2001
-------------------------------
    (Ruth H. Quigley)

/s/ LOUIS S. SKLAR                                            Trustee                              October 25, 2001
-------------------------------
    (Louis S. Sklar)

/s/ DANA R. SUTTON                                  Vice President & Treasurer                     October 25, 2001
-------------------------------                      (Principal Financial and
    (Dana R. Sutton)                                    Accounting Officer)

                                  EXHIBIT INDEX

EXHIBIT
NUMBER         DESCRIPTION
-------        -----------
12             Opinion of Ballard Spahr Andrews & Ingersoll, LLP, supporting the tax matters and consequences to shareholders.